CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues	$ 9,075,000	$ 59,472,000	$ 53,205,000	$ 116,099,000
Cost of revenues
Total cost of revenues	5,561,000	47,719,000	38,761,000	87,840,000
Gross Profit	3,514,000	11,753,000	14,444,000	28,259,000
Operating expenses
Compensation, taxes and benefits	3,526,000	4,747,000	12,216,000	12,934,000
General and administrative	3,646,000	2,512,000	10,757,000	8,718,000
Total operating expenses	7,172,000	7,259,000	22,973,000	21,652,000
Total operating (loss) income	(3,658,000)	4,494,000	(8,529,000)	6,607,000
Other income (expense)
Other income	99,000	83,000	190,000	175,000
Loss on early termination of line of credit	0	0	0	(300,000)
Derecognition of tax receivable agreement liability	5,201,000	0	5,201,000	0
Interest expense	(1,413,000)	(1,060,000)	(4,068,000)	(3,104,000)
Total other income (expense), net	3,887,000	(977,000)	1,323,000	(3,229,000)
Income (loss) before income taxes	229,000	3,517,000	(7,206,000)	3,378,000
Income tax expense	6,606,000	166,000	6,132,000	166,000
Net (loss) income	(6,377,000)	3,351,000	(13,338,000)	3,212,000
Net (loss) income attributable to noncontrolling interest	(3,687,000)	2,780,000	(9,283,000)	2,663,000
Net (loss) income attributable to Direct Digital Holdings, Inc.	$ (2,690,000)	$ 571,000	$ (4,055,000)	$ 549,000
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.71)	$ 0.09	$ (1.11)	$ 0.09
Diluted (in dollars per share)	$ (0.71)	$ 0.09	$ (1.11)	$ 0.09
Weighted-average number of shares of common stock outstanding:
Basic (in shares)	3,793,000	2,990,000	3,667,000	2,938,000
Diluted (in shares)	3,793,000	3,044,000	3,667,000	3,080,000
Sell-side advertising
Revenues
Total revenues	$ 2,202,000	$ 51,622,000	$ 33,001,000	$ 89,006,000
Cost of revenues
Total cost of revenues	2,654,000	44,606,000	30,670,000	77,190,000
Buy-side advertising
Revenues
Total revenues	6,873,000	7,850,000	20,204,000	27,093,000
Cost of revenues
Total cost of revenues	$ 2,907,000	$ 3,113,000	$ 8,091,000	$ 10,650,000